SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Changes in AOCI, including the Amounts Reclassified to Income) (Details) (USD $)	12 Months Ended			0 Months Ended	3 Months Ended
	Dec. 31, 2014 item	Dec. 31, 2013 item	Dec. 31, 2012	Nov. 14, 2014	Sep. 30, 2014
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning balance	$ 65,862,000	$ 79,621,000
Loss recorded in other comprehensive loss	(2,902,000)	(6,671,000)	(3,272,000)
Unrealized gain from available-for-sale investments	673,000
Less: Gain (loss) reclassified from AOCI to income	121,000	(7,088,000)
Ending balance	63,754,000	65,862,000	79,621,000
Number of chinese entities	3	2
Fair value of investment	50,499,000	53,971,000
Investment	59,799,000	74,588,000
Convertible Bond [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Fair value of investment	40,200,000	45,971,000
UTStarcom Hong Kong Holdings Ltd. [Member] | Convertible Bond [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Fair value of investment	20,200,000
Cost method investment [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Investment	2,371,000	6,081,000
Cost method investment [Member] | Cortina [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Realized loss on disposal					1,500,000
Investment, ownership interest (as a percent)				1.00%
Investment		3,348,000
Available-for-sale securities [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Investment	48,200,000	53,971,000
Available-for-sale securities [Member] | Inphi Corporation [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Unrealized gain from available-for-sale investments	500,000
Number of shares received in exchange for investment				124,395
Fair value of investment	2,300,000
Available-for-sale securities [Member] | UTStarcom Hong Kong Holdings Ltd. [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Investment	20,200,000	20,000,000
Available-for-sale securities [Member] | UTStarcom Hong Kong Holdings Ltd. [Member] | Convertible Bond [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Unrealized gain from available-for-sale investments	200,000
Fair value of investment	20,200,000
Investment		$ 20,000,000